UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

Buffalo Micro Cap Fund
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares or
	Face Amount		Market Value

		COMMON STOCKS - 79.78%
		Consumer Discretionary - 23.71%
		Automobiles - 2.23%
	25,900	Coachmen Industries, Inc.	$449,624
	33,800	National R.V. Holdings, Inc. (a)	325,494

			775,118

		Hotels Restaurants & Leisure - 6.73%
	23,400	Alliance Gaming Corp. (a)	323,154
	14,800	Isle of Capri Casinos, Inc. (a)	379,620
	11,100	Life Time Fitness, Inc. (a)	287,268
	27,400	Lodgian, Inc. (a)	337,020
	26,000	McCormick & Schmick's Seafood Restaurants, Inc. (a)	438,100
	28,100	Orient-Express Hotels Ltd. - Class A	578,017

			2,343,179

		Internet & Catalog Retail - 6.26%
	53,200	1-800-FLOWERS.COM, Inc. (a)	447,412
	21,550	Coldwater Creek Inc. (a)	665,248
	33,000	J. Jill Group Inc. (a)	491,370
	15,500	Provide Commerce Inc. (a)	575,825

			2,179,855

		Leisure Equipment & Products - 2.29%
	11,100	Marine Products Corp.	289,821
	17,000	MarineMax, Inc. (a)	505,920

			795,741

		Specialty Retail - 4.93%
	18,100	Brookstone, Inc. (a)	353,855
	19,750	Cache, Inc. (a)	355,895
	20,400	Sharper Image Corp. (a)	384,540
	20,800	Steiner Leisure Ltd. (a)	621,504

			1,715,794

		Textiles, Apparel & Luxury Goods - 1.27%
	10,700	Oxford Industries, Inc.	441,910

		Total Consumer Discretionary	8,251,597

		Consumer Staples - 0.97%
		Beverages - 0.97%
	9,300	Hansen Natural Corp. (a)	338,613

		Total Consumer Staples	338,613

		Financials - 4.31%
		Commercial Banks - 2.20%
	16,000	Boston Private Financial Holdings, Inc.	450,720
	9,800	PrivateBancorp, Inc.	315,854

			766,574

		Diversified Financial Services - 2.11%
	14,700	Asset Acceptance Capital Corp. (a)	313,110
	10,200	Portfolio Recovery Associates, Inc. (a)	420,444

			733,554

		Total Financials	1,500,128

		Health Care - 26.94%
		Biotechnology - 6.51%
	77,500	Biosphere Medical Inc. (a)	301,475
	38,700	Cell Therapeutics, Inc. (a)	315,018
	21,100	DUSA Pharmaceuticals, Inc. (a)	301,730
	27,200	LifeCell Corp. (a)	277,984
	22,600	Neurochem, Inc. (a)	396,178
	29,000	Orchid Biosciences, Inc. (a)	333,500
	66,500	Vasogen Inc. (a)	339,150

			2,265,035

		Health Care Equipment & Supplies - 11.91%
	44,600	Align Technology, Inc. (a)	479,450
	22,400	Closure Medical Corp. (a)	436,800
	43,500	Lifecore Biomedical, Inc. (a)	489,810
	3,500	Meridian Bioscience, Inc.	60,865
	38,000	Merit Medical Systems, Inc. (a)	580,640
	22,100	Molecular Devices Corp. (a)	444,210
	23,700	Nutraceutical International Corp. (a)	365,217
	50,500	Quinton Cardiology Systems, Inc. (a)	533,280
	15,000	Symmetry Medical Inc. (a)	315,750
	67,500	Urologix, Inc. (a)	436,725

			4,142,747

		Health Care Providers & Services - 7.24%
	112,000	Health Fitness Corp. (a)	324,800
	15,300	ICON PLC ADR (a)	591,345
	56,500	Life Sciences Research, Inc. (a)	638,450
	19,600	Lifeline Systems, Inc. (a)	504,896
	18,600	PRA International (a)	460,908

			2,520,399

		Pharmaceuticals - 1.28%
	44,000	Ista Pharmaceuticals, Inc. (a)	445,280

		Total Health Care	9,373,461

		Industrials - 5.91%
		Commercial Services & Supplies - 5.91%
	29,200	Concorde Career Colleges, Inc. (a)	592,760
	36,600	Educate, Inc. (a)	484,584
	23,200	First Advantage Corp. - Class A (a)	473,280
	30,800	FirstService Corp. (a)	504,196

		Total Industrials	2,054,820

		Information Technology - 16.45%
		Computers & Peripherals - 1.23%
	19,900	Applied Films Corp. (a)	429,044

		Electronic Equipment & Instruments - 5.77%
	28,100	Digital Theater Systems Inc. (a)	565,653
	33,100	Plexus Corp. (a)	430,631
	21,000	RadiSys Corp. (a)	410,550
	98,600	Wells-Gardner Electronics Corp. (a)	600,474

			2,007,308

		Internet Software & Services - 5.35%
	83,300	Autobytel Inc. (a)	503,132
	98,400	Corillian Corp. (a)	484,128
	34,400	eCollege.com Inc. (a)	390,784
	55,000	Stellent, Inc. (a)	485,100

			1,863,144

		Semiconductor & Semiconductor Equipment - 0.45%
	11,000	Mykrolis Corp. (a)	155,870

		Software - 2.23%
	39,700	Captiva Software Corp. (a)	404,940
	16,200	THQ Inc. (a)	371,628

			776,568

		Telecommunications Infrastructure - 1.42%
	14,000	Applied Signal Technology, Inc.	493,500

		Total Information Technology	5,725,434

		Materials - 1.49%
		Chemicals - 1.49%
	19,100	Cambrex Corp.	517,610

		Total Materials	517,610

		TOTAL COMMON STOCKS (Cost $24,651,501)	27,761,663

		SHORT TERM INVESTMENTS - 15.12%
		Investment Companies - 0.76%
	264,714	SEI Daily Income Trust Treasury II Fund - Class B	264,714

		Total Investment Companies	264,714

		U.S. Treasury Obligations - 14.36%
		Public Finance, Taxation, And Monetary Policy - 14.36%
	$1,800,000	1.62% due 01/06/2005	1,799,568
	3,200,000	1.80% due 01/27/2005	3,196,598

		Total U.S. Treasury Obligations	4,996,166

		TOTAL SHORT TERM INVESTMENTS (Cost $5,260,880)	5,260,880

		Total Investments (Cost $29,912,381) - 94.90%	33,022,543

		Other Assets in Excess of Liabilities - 5.10%	1,773,358

		TOTAL NET ASSETS - 100.00%	$34,795,901

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares or
	Face Amount		Market Value

		COMMON STOCKS - 90.30%
		Consumer Discretionary - 31.40%
		Auto Components - 0.92%
	31,800	Autoliv, Inc.	$1,535,940

		Automobiles - 2.22%
	23,450	Harley-Davidson, Inc.	1,424,588
	58,400	Winnebago Industries, Inc.	2,281,104

			3,705,692

		Hotels Restaurants & Leisure - 10.01%
	111,525	Fairmont Hotels & Resorts Inc.	3,863,226
	73,100	Harrah's Entertainment, Inc.	4,889,659
	41,900	International Game Technology	1,440,522
	34,875	MGM Mirage (a)	2,536,807
	73,500	Royal Caribbean Cruises Ltd.	4,001,340

			16,731,554

		Household Durables - 1.41%
	59,600	Furniture Brands International, Inc.	1,492,980
	9,400	Mohawk Industries, Inc. (a)	857,750

			2,350,730

		Specialty - 2.66%
	72,700	Career Education Corp. (a)	2,908,000
	88,500	DeVry, Inc. (a)	1,536,360

			4,444,360

		Specialty Retail - 14.18%
	85,400	Abercrombie & Fitch Co. - Class A	4,009,530
	95,100	Barnes & Noble, Inc. (a)	3,068,877
	47,100	Chico's FAS, Inc. (a)	2,144,463
	47,450	CVS Corp.	2,138,572
	40,405	GameStop Corp - Class B (a)	905,476
	54,100	Michaels Stores, Inc.	1,621,377
	101,400	The Talbots, Inc.	2,761,122
	74,300	Tiffany & Co.	2,375,371
	58,200	Weight Watchers International, Inc. (a)	2,390,274
	65,100	Williams-Sonoma, Inc. (a)	2,281,104

			23,696,166

		Total Consumer Discretionary	52,464,442

		Financials - 9.49%
		Capital Markets - 7.64%
	102,475	A.G. Edwards, Inc.	4,427,945
	200,800	Janus Capital Group Inc.	3,375,448
	47,550	Legg Mason, Inc.	3,483,513
	47,600	Mellon Financial Corp.	1,480,836

			12,767,742

		Diversified Financial Services - 0.82%
	33,350	Principal Financial Group, Inc.	1,365,349

		Real Estate - 1.03%
	26,800	The St. Joe Co.	1,720,560

		Total Financials	15,853,651

		Health Care - 17.20%
		Biotechnology - 1.84%
	113,600	Medimmune, Inc. (a)	3,079,696

		Health Care Equipment & Supplies - 4.98%
	38,000	Fisher Scientific International Inc. (a)	2,370,440
	60,100	Millipore Corp. (a)	2,993,581
	63,200	Waters Corp. (a)	2,957,128

			8,321,149

		Health Care Providers & Services - 2.08%
	84,200	Pharmaceutical Product Development, Inc. (a)	3,476,618

		Pharmaceuticals - 8.30%
	110,800	Amylin Pharmaceuticals, Inc. (a)	2,588,288
	58,900	Barr Pharmaceuticals Inc. (a)	2,682,306
	74,300	Elan Corp. PLC ADR (a)	2,024,675
	111,600	Shire Pharmaceuticals PLC ADR	3,565,620
	91,700	Watson Pharmaceuticals, Inc. (a)	3,008,677

			13,869,566

		Total Health Care	28,747,029

		Industrials - 4.59%
		Commercial Services & Supplies - 4.59%
	76,700	ChoicePoint Inc. (a)	3,527,433
	51,325	H&R Block, Inc.	2,514,925
	51,000	Hewitt Associates, Inc. - Class A (a)	1,632,510

		Total Industrials	7,674,868

		Information Technology - 26.52%
		Communications Equipment - 1.67%
	84,600	Scientific-Atlanta, Inc.	2,792,646

		Computer Programming Services - 1.31%
	246,900	BEA Systems, Inc. (a)	2,187,534

		Computers & Peripherals - 3.35%
	39,575	Diebold, Inc.	2,205,515
	135,600	SanDisk Corp. (a)	3,385,932

			5,591,447

		Electronic Equipment & Instruments - 5.38%
	180,990	AU Optronics Corp. ADR	2,591,777
	67,400	Garmin Ltd.	4,100,616
	90,050	Jabil Circuit, Inc. (a)	2,303,479

			8,995,872

		IT Services - 0.95%
	39,400	Fiserv, Inc. (a)	1,583,486

		Semiconductor & Semiconductor Equipment - 9.30%
	122,100	Altera Corp. (a)	2,527,470
	179,300	Fairchild Semiconductor International, Inc. (a)	2,915,418
	42,100	KLA-Tencor Corp. (a)	1,961,018
	140,200	National Semiconductor Corp.	2,516,590
	112,200	Novellus Systems, Inc. (a)	3,129,258
	114,300	Semtech Corp. (a)	2,499,741

			15,549,495

		Software - 4.56%
	127,750	Cadence Design Systems, Inc. (a)	1,764,227
	143,800	Citrix Systems, Inc. (a)	3,527,414
	67,100	Take-Two Interactive Software, Inc. (a)	2,334,409

			7,626,050

		Total Information Technology	44,326,530

		Materials - 1.10%
		Chemicals - 1.10%
	30,350	Sigma-Aldrich Corp.	1,834,961

		Total Materials	1,834,961

		TOTAL COMMON STOCKS (Cost $125,627,155)	150,901,481

		SHORT TERM INVESTMENTS - 9.68%
		Investment Companies - 0.11%
	185,364	SEI Daily Income Trust Treasury II Fund - Class B	185,364

		Total Investment Companies	185,364

		U.S. Treasury Obligations - 9.57%
		Public Finance, Taxation, And Monetary Policy - 9.57%
	$3,000,000	1.62% due 01/06/2005	2,999,280
	6,000,000	1.75% due 01/20/2005	5,994,822
	7,000,000	1.80% due 01/27/2005	6,992,558

		Total U.S. Treasury Obligations	15,986,660

		TOTAL SHORT TERM INVESTMENTS (Cost $16,172,024)	16,172,024

		Total Investments (Cost $141,799,179) - 99.98%	167,073,505

		Other Assets in Excess of Liabilities - 0.02%	31,257

		TOTAL NET ASSETS - 100.00%	$167,104,762

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Buffalo Science & Technology Fund
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares or
	Face Amount		Market Value

		COMMON STOCKS - 95.38%
		Health Care - 39.05%
		Biotechnology - 6.43%
	117,600	Cell Therapeutics, Inc. (a)	$957,264
	48,900	DUSA Pharmaceuticals, Inc. (a)	699,270
	35,700	Medimmune, Inc. (a)	967,827
	19,600	OSI Pharmaceuticals, Inc. (a)	1,467,060
	20,200	QLT Inc. (a)	324,816

			4,416,237

		Health Care Equipment & Supplies - 12.27%
	17,000	American Medical Systems Holdings, Inc. (a)	710,770
	25,800	Baxter International Inc.	891,132
	19,300	Boston Scientific Corp. (a)	686,115
	11,400	Fisher Scientific International Inc. (a)	711,132
	30,350	Given Imaging Ltd. (a)	1,089,869
	13,950	INAMED Corp. (a)	882,337
	31,000	Mentor Corp.	1,045,940
	14,300	Millipore Corp. (a)	712,283
	29,100	Sybron Dental Specialties, Inc. (a)	1,029,558
	14,300	Waters Corp. (a)	669,097

			8,428,233

		Health Care Providers & Services - 4.00%
	17,500	Charles River LaboratorieS International, Inc. (a)	805,175
	23,600	Covance Inc. (a)	914,500
	24,800	Pharmaceutical Product Development, Inc. (a)	1,023,992

			2,743,667

		Pharmaceuticals - 16.35%
	22,700	Abbott Laboratories	1,058,955
	45,900	Amylin Pharmaceuticals, Inc. (a)	1,072,224
	20,600	Atherogenics, Inc. (a)	485,336
	38,100	Axcan Pharma Inc. (a)	736,473
	20,300	Barr Pharmaceuticals Inc. (a)	924,462
	26,200	Elan Corp. PLC ADR (a)	713,950
	11,600	Johnson & Johnson	735,672
	9,400	Medicis Pharmaceutical Corp. - Class A	330,034
	14,800	Schering AG ADR	1,098,900
	50,500	Schering-Plough Corp.	1,054,440
	32,900	Shire Pharmaceuticals Group PLC ADR	1,051,155
	23,300	Teva Pharmaceutical Industries, Ltd. ADR	695,738
	22,000	Watson Pharmaceuticals, Inc. (a)	721,820
	12,900	Wyeth	549,411

			11,228,570

		Total Health Care	26,816,707

		Information Technology - 50.59%
		Communications Equipment - 5.53%
	54,100	Adtran, Inc.	1,035,474
	47,600	Cisco Systems, Inc. (a)	918,680
	67,600	Nokia OYJ ADR	1,059,292
	23,700	Scientific-Atlanta, Inc.	782,337

			3,795,783

		Computer Programming Services - 1.89%
	146,400	BEA Systems, Inc. (a)	1,297,104

		Computers & Peripherals - 6.80%
	111,100	Adaptec, Inc. (a)	843,249
	15,050	Dell Inc. (a)	634,207
	15,500	Diebold, Inc.	863,815
	71,700	EMC Corp. (a)	1,066,179
	50,500	SanDisk Corp. (a)	1,260,985

			4,668,435

		Electronic Equipment & Instruments - 8.17%
	35,100	Agilent Technologies, Inc. (a)	845,910
	73,845	AU Optronics Corp. ADR	1,057,460
	24,100	Cognex Corp.	672,390
	37,900	Jabil Circuit, Inc. (a)	969,482
	18,000	Molex Inc.	540,000
	20,350	National Instruments Corp.	554,538
	74,300	Plexus Corp. (a)	966,643

			5,606,423

		Semiconductor & Semiconductor Equipment - 20.15%
	33,850	Altera Corp. (a)	700,695
	26,600	Analog Devices, Inc.	982,072
	53,100	Applied Materials, Inc. (a)	908,010
	20,900	Broadcom Corp. - Class A (a)	674,652
	63,400	Fairchild Semiconductor International, Inc. (a)	1,030,884
	15,900	FormFactor Inc. (a)	431,526
	55,150	Intel Corp.	1,289,958
	20,100	KLA-Tencor Corp. (a)	936,258
	14,650	Lam Research Corp. (a)	423,531
	17,750	Maxim Integrated Products, Inc.	752,423
	32,800	Microchip Technology, Inc.	874,448
	52,700	MKS Instruments, Inc. (a)	977,585
	50,500	National Semiconductor Corp.	906,475
	32,200	Novellus Systems, Inc. (a)	898,058
	49,700	Semtech Corp. (a)	1,086,939
	39,200	Texas Instruments Inc.	965,104

			13,838,618

		Software - 8.05%
	42,450	Cadence Design Systems, Inc. (a)	586,235
	55,100	Citrix Systems, Inc. (a)	1,351,603
	51,200	FileNet Corp. (a)	1,318,912
	25,800	Manhattan Associates, Inc. (a)	616,104
	44,400	Microsoft Corp.	1,185,924
	34,800	Wind River Systems, Inc. (a)	471,540

			5,530,318

		Total Information Technology	34,736,681

		Materials - 5.74%
		Chemicals - 5.74%
	39,600	Bayer AG ADR	1,345,608
	31,700	Cabot Microelectronics Corp. (a)	1,269,585
	25,000	Cambrex Corp.	677,500
	10,700	Sigma-Aldrich Corp.	646,922

		Total Materials	3,939,615

		TOTAL COMMON STOCKS (Cost $54,981,076)	65,493,003

		SHORT TERM INVESTMENTS - 6.69%
		Investment Companies - 3.06%
	2,101,503	SEI Daily Income Trust Treasury II Fund - Class B	2,101,503

		Total Investment Companies	2,101,503

		U.S. Treasury Obligations - 3.63%
		Public Finance, Taxation, And Monetary Policy - 3.63%
	$2,500,000	1.80% due 01/27/2005	2,497,342

		Total U.S. Treasury Obligations	2,497,342

		TOTAL SHORT TERM INVESTMENTS (Cost $4,598,845)	4,598,845

		Total Investments (Cost $59,579,921) - 102.07%	70,091,848

		Liabilities in Excess of Other Assets - (2.07)%	(1,424,426)

		TOTAL NET ASSETS - 100.00%	$68,667,422

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on this review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Funds

By (Signature and Title)  /s/ Kent W. Gasaway, President
Kent W. Gasaway, President and Treasurer

Date 2/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kent W. Gasaway, President
Kent W. Gasaway, President and Treasurer

Date 2/28/05

* Print the name and title of each signing officer under his or her signature.